Dec. 18, 2023
HW Opportunities MP Fund
HW OPPORTUNITIES MP FUND
Investment Objective.
The HW Opportunities MP Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy, sell and hold shares of the Fund. Shareholders should be aware that, as shown under “Management fees” in the table below, the Fund pays no fees under its investment advisory and expense reimbursement agreements with the Fund’s adviser. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Fund’s adviser, the adviser typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the adviser in its capacity as manager to the participant’s managed account.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.00%
Distribution and service (Rule 12b-1) fees	None
Shareholder servicing fee	0.00%
Other expenses(2)	0.36%
Total annual fund operating expenses	0.36%
Expense reimbursement	-0.36%
Total annual fund operating expenses after expense reimbursement(3)	0.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.00%
Distribution and service (Rule 12b-1) fees	None
Shareholder servicing fee	0.00%
Other expenses(2)	0.36%
Total annual fund operating expenses	0.36%
Expense reimbursement	-0.36%
Total annual fund operating expenses after expense reimbursement(3)	0.00%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first two years only).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
HW Opportunities MP Fund	$0	$41	$128	$383

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2023, the Predecessor Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategy.
The Fund normally invests in equity securities, such as common stocks, preferred stock and convertible securities of any size market capitalization. The Fund may invest in investment grade and high yield (“junk bonds”) fixed income securities from time to time. The Advisor selects companies that it believes have strong capital appreciation potential. The Fund also intends to invest a significant portion of its assets in companies in the financial sector. The Fund may invest in foreign (non-U.S.) securities. The Fund’s investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund seeks to invest in companies that the Advisor believes has future prospects that are misunderstood or not fully recognized by the market. The Advisor employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. The Advisor believes that investors often extrapolate a company’s value from current conditions – a behavior the Advisor believes disregards basic economic principles and creates short-term mispricings. The Advisor attempts to exploit these opportunities through proprietary research focused on valuation relative to long-run normal earnings. To identify these investment opportunities, the Advisor employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research, focusing on investment parameters such as a company’s tangible assets and sustainable cash flow. The Fund may also use futures, options, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. As part of the Advisor’s investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company’s short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. This analysis does not automatically result in including or excluding specific securities, but it is used by the Advisor as an additional input in its investment process.

The Advisor does not employ predetermined rules for sales; rather, the Advisor evaluates each sell candidate based on the candidate’s specific risk and return characteristics, which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. For relative valuation, the Advisor compares the price of the security against its proprietary estimate of normal earnings (e.g., price to earnings (P/E) and enterprise value to earnings before interest and taxes (EV/EBIT)) and the company’s fundamental risk ratings score against other securities in the portfolio and other securities in the market, with the goal of improving the risk adjusted return of the overall portfolio. As an example of fundamental operating trends, if business metrics such as sales growth, market share, profitability, return on capital, or other financial metrics change in a meaningful way such that the original investment thesis is no longer valid, the Advisor may sell the position. If a company’s fundamentals are deteriorating to a level that it may not be able to meet its financial obligations to creditors, the Advisor may sell the security even if the valuation is attractive. The reason for this consideration is that when a company experiences this level of distress, the risk of permanent loss of capital to equity holders is very high. Deterioration of fundamentals includes sharp declines in profits, cash flow, liquidity and access to external or third-party capital. Additionally, the Advisor may sell a position to reduce the Fund’s concentration to particular factors such as industry, sector, interest rates, cyclicality, and leverage, and to increase portfolio diversification. The Advisor also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objective.

Principal Investment Risks.
Performance
The Fund is a new series of the Trust and has no performance history. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund were assumed by the Fund. The following bar chart and table provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The bar chart shows changes in the Fund’s performance from year to year. The table below the bar chart shows how the Fund’s average annual total returns for the periods shown compare with those of a broad measure of market performance. The performance information does not reflect the fees and expenses paid by participants in separately managed account, wrap fee, or other investment programs to the program sponsor. If such charges were included, an investor’s return would be lower; you should evaluate the performance of the Fund in the context of your investment program. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at https://hwcm.onlineprospectus.net/HWCM/HOMPX or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

Calendar Year Returns as of December 31

The calendar year-to-date return for the Predecessor Fund as of September 30, 2023 was 13.83%. During the period shown in the bar chart, the best performance for a quarter was 19.92% (for the quarter ended March 31, 2021), and the lowest return for a calendar quarter was -17.67% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Average Annual Total Return as of December 31, 2022
	1 Year	Since Inception (December 30, 2020)
Return Before Taxes	-5.22%	12.67%
Return After Taxes on Distributions	-5.74%	12.10%
Return After Taxes on Distributions and Sale of Fund Shares	-2.89%	9.66%
Russell 3000® Value Total Return (reflects no deduction for fees, expenses or taxes)	-7.98%	8.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides a tax deduction that benefits the investor.